COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Future minimum lease payments under non-cancelable operating leases
2021	$ 2,535
2022	8,537		$ 7,990
2023	6,570		5,864
2024	5,635		4,040
2025	2,091		3,330
Thereafter	9,003
Total minimum lease payments	34,371		25,209
Rent expense	$ 5,900	$ 6,600	$ 8,400	$ 4,400